Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
Year	Summary Compensation Table Total For PEO[1] ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for non-PEO NEOs[3] ($)	Average Compensation Actually Paid to non-PEO NEOs[4] ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP) (000's)[7] ($)	Adjusted EBIT (000's)[8] ($)
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,971,864	11,078,631	1,728,063	2,932,628	$222.19	$156.65	95,702	139,154
2022	4,502,542	5,329,286	1,420,716	1,542,675	$149.60	$130.56	85,990	136,919
2021	4,453,834	7,853,142	1,476,795	2,220,581	$156.22	$142.13	72,474	99,457
2020	2,572,972	3,921,040	899,344	352,807	$107.95	$121.06	15,462	45,852

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Vijayvargiya for each corresponding year in the “Total” column of the applicable year's Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Vijayvargiya) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in 2023 through 2021 are Greg Chemnitz and Shelly Chadwick. The NEOs included for purposes of calculating the average amounts in 2020 are Greg Chemnitz, Shelly Chadwick, Joseph Kelley and Stephen Shamrock.
Peer Group Issuers, Footnote [Text Block]	Represents cumulative TSR for S&P 600 - Materials Index for each respective measurement period assuming $100 initial investment on December 31, 2019. The measurement period for 2020 is January 1, 2020 through December 31, 2020. The measurement period for 2021 is January 1, 2020 through December 31, 2021. The measurement period for 2022 is January 1, 2020 through December 31, 2022. The measurement period for 2023 is January 1, 2020 through December 31, 2023.
PEO Total Compensation Amount	$ 5,971,864	$ 4,502,542	$ 4,453,834	$ 2,572,972
PEO Actually Paid Compensation Amount	$ 11,078,631	5,329,286	7,853,142	3,921,040
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (or "CAP") to Mr. Vijayvargiya, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts include in part the compensation paid to Mr. Vijayvargiya based on certain financial performance of the Company achieved as well as value related to equity compensation that would have been paid if the stock and option awards vested at the end of the year presented.

	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Adjustments ($)	Compensation Actually Paid to PEO ($)
2023	5,971,864	(4,323,579)	9,430,346	—	—	11,078,631
2022	4,502,542	(2,409,248)	3,235,992	—	—	5,329,286
2021	4,453,834	(2,247,632)	5,646,940	—	—	7,853,142
2020	2,572,972	(1,656,754)	3,004,822	—	—	3,921,040
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends, dividend equivalents or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	5,109,574	1,841,929	—	2,478,843	—	—	9,430,346
2022	2,725,884	245,856	—	264,252	—	—	3,235,992
2021	3,244,507	896,712	—	1,505,721	—	—	5,646,940
2020	2,243,910	858,882	—	(97,970)	—	—	3,004,822

Non-PEO NEO Average Total Compensation Amount	$ 1,728,063	1,420,716	1,476,795	899,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,932,628	1,542,675	2,220,581	352,807
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Vijayvargiya), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts include in part the compensation paid to the NEOs based on certain financial performance of the Company achieved as well as- value related to equity compensation that would have been paid if the stock and option awards vested at the end of the year presented.
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Vijayvargiya):

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Adjustments ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,728,063	(1,007,306)	2,211,871	—	—	2,932,628
2022	1,420,716	(583,932)	705,891	—	—	1,542,675
2021	1,476,795	(569,016)	1,312,802	—	—	2,220,581
2020	899,344	(445,818)	(57,587)	(43,132)	—	352,807

(a) The amounts deducted or added in calculating the total average equity award adjustments are included below. The methodology for calculating each applicable adjustment is consistent with the methodology described in note (2)(b) above.

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,181,805	480,469	—	549,597	—	—	2,211,871
2022	682,354	30,549	—	(7,012)	—	—	705,891
2021	810,136	303,517	—	199,149	—	—	1,312,802
2020	408,365	53,565	—	(33,167)	(486,350)	—	(57,587)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted EBIT
Tabular List [Table Text Block]	Adjusted EBIT •Relative TSR •Return on Invested Capital •Simplified Free Cash Flow •Value-Added Sales
Total Shareholder Return Amount	$ 222.19	149.60	156.22	107.95
Peer Group Total Shareholder Return Amount	156.65	130.56	142.13	121.06
Net Income (Loss)	$ 95,702,000	$ 85,990,000	$ 72,474,000	$ 15,462,000
Company Selected Measure Amount	139,154,000	136,919,000	99,457,000	45,852,000
PEO Name	Mr. Vijayvargiya
Additional 402(v) Disclosure [Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation calculated according to SEC requirements (which includes value related to awards and option awards as if they were vested at the end of the year presented) and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period assuming $100 initial investment on December 31, 2019. The measurement period for 2020 is January 1, 2020 through December 31, 2020. The measurement period for 2021 is January 1, 2020 through December 31, 2021. The measurement period for 2022 is January 1, 2020 through December 31, 2022. The measurement period for 2023 is January 1, 2020 through December 31, 2023.The dollar amounts reported represent the amount of GAAP net income reflected in the Company’s audited financial statements for the applicable year. Tabular List
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company's performance are as follows:
Description of Relationships Between Compensation Actually Paid and Certain Financial Performance Measure Results
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between certain information presented in the Pay Versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted EBIT
Non-GAAP Measure Description [Text Block]	Adjusted EBIT is defined as earnings before interest, taxes, and other unusual charges. See the "2023 Company Performance Overview" section for further description as well as Appendix A for reconciliation of non-GAAP to GAAP financial measures. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBIT is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Simplified Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Value-Added Sales
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,323,579)	$ (2,409,248)	$ (2,247,632)	$ (1,656,754)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,430,346	3,235,992	5,646,940	3,004,822
PEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Equity Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,109,574	2,725,884	3,244,507	2,243,910
PEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,841,929	245,856	896,712	858,882
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,478,843	264,252	1,505,721	(97,970)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,007,306)	(583,932)	(569,016)	(445,818)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,211,871	705,891	1,312,802	(57,587)
Non-PEO NEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	(43,132)
Non-PEO NEO [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Equity Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,181,805	682,354	810,136	408,365
Non-PEO NEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	480,469	30,549	303,517	53,565
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	549,597	(7,012)	199,149	(33,167)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0	(486,350)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0